Fees Summary	Jul. 07, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 50,648,000
Previously Paid Amount	0.00
Total Fee Amount	6,994.49
Total Offset Amount	0.00
Net Fee	6,994.49
Narrative - Max Aggregate Offering Price	$ 50,648,000
Final Prospectus	true